American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
June 30, 2021

Equity Income - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 83.4%
Aerospace and Defense — 1.4%
Raytheon Technologies Corp.	1,999,327	170,562,586
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	399,664	83,118,122
Auto Components — 0.2%
Bridgestone Corp.	594,300	27,012,341
Automobiles — 0.5%
Toyota Motor Corp.	699,000	61,102,411
Banks — 2.6%
Commerce Bancshares, Inc.	550,574	41,050,797
JPMorgan Chase & Co.	1,297,800	201,859,812
PNC Financial Services Group, Inc. (The)	392,223	74,820,460
		317,731,069
Beverages — 1.8%
PepsiCo, Inc.	1,475,293	218,594,164
Building Products — 0.2%
Assa Abloy AB, B Shares	699,700	21,094,492
Capital Markets — 4.8%
Ameriprise Financial, Inc.	398,899	99,277,983
Bank of New York Mellon Corp. (The)	3,739,408	191,569,872
BlackRock, Inc.	58,575	51,251,368
Charles Schwab Corp. (The)	499,675	36,381,337
Janus Henderson Group plc	539,393	20,933,842
Northern Trust Corp.	1,148,932	132,839,518
T. Rowe Price Group, Inc.	288,287	57,072,177
		589,326,097
Chemicals — 3.3%
Akzo Nobel NV	932,510	115,464,141
Linde plc	999,631	288,993,322
		404,457,463
Commercial Services and Supplies — 0.7%
Republic Services, Inc.	792,375	87,169,174
Communications Equipment — 2.0%
Cisco Systems, Inc.	4,497,177	238,350,381
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	49,973	17,581,001
Containers and Packaging — 1.0%
Amcor plc	3,999,700	45,836,562
Packaging Corp. of America	585,421	79,277,712
		125,114,274
Diversified Telecommunication Services — 2.8%
Verizon Communications, Inc.	5,999,155	336,132,655
Electric Utilities — 1.8%
Duke Energy Corp.	998,459	98,567,873
Evergy, Inc.	698,903	42,234,708
Eversource Energy	993,495	79,718,039
		220,520,620
Electrical Equipment — 4.3%
ABB Ltd.	699,242	23,756,502

Emerson Electric Co.	3,645,790	350,870,830
Hubbell, Inc.	798,635	149,216,963
		523,844,295
Electronic Equipment, Instruments and Components — 0.9%
Corning, Inc.	2,696,852	110,301,247
Energy Equipment and Services — 0.2%
Baker Hughes Co.	999,992	22,869,817
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	119,879	32,384,113
Equinix, Inc.	79,956	64,172,686
Welltower, Inc.	498,635	41,436,568
		137,993,367
Food and Staples Retailing — 3.5%
Koninklijke Ahold Delhaize NV	2,993,709	89,151,307
Walmart, Inc.	2,393,795	337,572,971
		426,724,278
Food Products — 3.8%
Hershey Co. (The)	599,163	104,362,211
Mondelez International, Inc., Class A	2,673,996	166,964,310
Nestle SA	1,562,736	194,790,443
		466,116,964
Gas Utilities — 5.1%
Atmos Energy Corp.	2,178,402	209,366,216
ONE Gas, Inc.(1)	3,077,728	228,121,199
Spire, Inc.	2,472,996	178,723,421
		616,210,836
Health Care Equipment and Supplies — 5.4%
Becton Dickinson and Co.	464,522	112,967,105
Medtronic plc	4,399,904	546,160,084
		659,127,189
Health Care Providers and Services — 1.8%
Cardinal Health, Inc.	997,400	56,941,566
Cigna Corp.	99,979	23,702,022
Quest Diagnostics, Inc.	697,523	92,052,110
UnitedHealth Group, Inc.	109,900	44,008,356
		216,704,054
Health Care Technology — 1.0%
Cerner Corp.	1,597,653	124,872,558
Household Products — 3.3%
Colgate-Palmolive Co.	3,497,335	284,508,202
Kimberly-Clark Corp.	89,863	12,021,872
Procter & Gamble Co. (The)	799,120	107,825,262
		404,355,336
Insurance — 5.7%
Aflac, Inc.	1,385,248	74,332,408
Allstate Corp. (The)	375,007	48,915,913
Chubb Ltd.	996,341	158,358,438
Hartford Financial Services Group, Inc. (The)	998,065	61,850,088
Marsh & McLennan Cos., Inc.	2,498,641	351,508,816
		694,965,663
IT Services — 1.5%
Automatic Data Processing, Inc.	899,105	178,580,235
Machinery — 0.3%
PACCAR, Inc.	395,138	35,266,066

Oil, Gas and Consumable Fuels — 4.4%
Chevron Corp.	1,998,583	209,331,584
Enterprise Products Partners LP	8,995,656	217,065,179
TotalEnergies SE(2)	2,398,217	108,643,520
		535,040,283
Personal Products — 1.9%
Unilever plc	3,999,914	234,430,765
Pharmaceuticals — 7.8%
Johnson & Johnson	3,562,039	586,810,305
Merck & Co., Inc.	363,109	28,238,987
Roche Holding AG	886,762	334,165,469
		949,214,761
Road and Rail — 1.5%
Norfolk Southern Corp.	670,786	178,033,312
Semiconductors and Semiconductor Equipment — 1.4%
Texas Instruments, Inc.	895,713	172,245,610
Software — 3.7%
Microsoft Corp.	897,206	243,053,105
Oracle Corp. (New York)	2,690,645	209,439,807
		452,492,912
Thrifts and Mortgage Finance — 0.8%
Capitol Federal Financial, Inc.(1)	7,914,186	93,229,111
TOTAL COMMON STOCKS (Cost $7,460,948,988)		10,150,485,509
PREFERRED STOCKS — 9.3%
Banks — 6.4%
Bank of America Corp., 4.30%	43,554,000	45,089,278
Bank of America Corp., 5.875%	102,202,000	117,104,074
Citigroup, Inc., 5.95%	68,062,000	71,599,863
JPMorgan Chase & Co., 3.66%	82,210,000	82,518,287
JPMorgan Chase & Co., 4.60%	89,013,000	92,355,438
JPMorgan Chase & Co., 5.00%	161,224,000	170,506,472
U.S. Bancorp, 5.30%	137,380,000	155,239,400
Wells Fargo & Co., 3.90%	39,511,000	40,930,433
		775,343,245
Capital Markets — 1.1%
Bank of New York Mellon Corp. (The), 3.55%	28,615,000	28,826,036
Bank of New York Mellon Corp. (The), 4.70%	9,871,000	10,796,406
Charles Schwab Corp. (The), 5.00%	6,681,000	7,073,509
Charles Schwab Corp. (The), 5.375%	34,310,000	38,008,618
Charles Schwab Corp. (The), Series I, 4.00%	45,602,000	47,654,090
		132,358,659
Electric Utilities — 0.9%
Duke Energy Corp., 4.875%	102,852,000	109,537,380
Insurance — 0.3%
Progressive Corp. (The), 5.375%	40,146,000	42,193,044
Multi-Utilities — 0.6%
Dominion Energy, Inc., 4.65%	69,238,000	73,738,470
TOTAL PREFERRED STOCKS (Cost $1,066,991,790)		1,133,170,798
CONVERTIBLE BONDS — 3.0%
Airlines — 0.1%
Southwest Airlines Co., 1.25%, 5/1/25	8,912,000	13,540,670
Diversified Financial Services — 1.2%
Citigroup Global Markets Holdings, Inc., (convertible into Berkshire Hathaway, Inc., Class B), 2.61%, 7/15/21(3)(4)	115,921	27,767,137

Goldman Sachs International, (convertible into Berkshire Hathaway, Inc., Class B), 1.28%, 8/11/21(3)(4)	97,988	23,692,029
JPMorgan Chase Bank N.A., (convertible into Berkshire Hathaway, Inc., Class B), 2.52%, 9/21/21(3)(4)	98,979	25,464,822
Merrill Lynch International & Co. CV, (convertible into Berkshire Hathaway, Inc., Class B), 2.95%, 8/26/21(3)(4)	167,937	41,992,647
UBS AG, (convertible into Berkshire Hathaway, Inc., Class B), 0.55%, 10/4/21(3)(4)	98,979	25,911,217
		144,827,852
Hotels, Restaurants and Leisure — 0.2%
Cracker Barrel Old Country Store, Inc., 0.625%, 6/15/26(4)	29,979,000	30,241,316
Metals and Mining — 0.4%
JPMorgan Chase Bank N.A., (convertible into Freeport-McMoRan, Inc.), 18.15%, 10/26/21(3)(4)	799,000	29,725,197
JPMorgan Chase Bank N.A., (convertible into Freeport-McMoRan, Inc.), 16.90%, 11/5/21(3)(4)	334,500	13,039,144
JPMorgan Chase Bank N.A., (convertible into Freeport-McMoRan, Inc.), 16.61%, 12/21/21(3)(4)	20,000	712,960
		43,477,301
Multiline Retail — 0.2%
Citigroup Global Markets Holdings, Inc., (convertible into Dollar Tree, Inc.), 3.36%, 12/2/21(3)(4)	185,700	18,766,842
Oil, Gas and Consumable Fuels — 0.1%
Pioneer Natural Resources Co., 0.25%, 5/15/25	6,929,000	11,089,865
Semiconductors and Semiconductor Equipment — 0.6%
Microchip Technology, Inc., 0.125%, 11/15/24	62,933,000	71,114,290
Specialty Retail — 0.2%
Citigroup Global Markets Holdings, Inc., (convertible into Advance Auto Parts, Inc.), 7.42%, 11/18/21(3)(4)	139,900	28,838,986
TOTAL CONVERTIBLE BONDS (Cost $342,753,400)		361,897,122
CONVERTIBLE PREFERRED STOCKS — 1.5%
Banks — 0.5%
Bank of America Corp., 7.25%	26,900	38,277,893
Wells Fargo & Co., 7.50%	19,943	30,448,232
		68,726,125
Health Care Equipment and Supplies — 1.0%
Becton Dickinson and Co., 6.00%, 6/1/23(2)	2,198,362	117,711,294
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $176,942,706)		186,437,419
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Value ETF (Cost $25,012,914)	285,948	45,357,072
CORPORATE BONDS — 0.2%
Electric Utilities — 0.2%
NextEra Energy Capital Holdings, Inc., VRN, 5.65%, 5/1/79(2) (Cost $19,805,925)	19,778,000	23,032,036
TEMPORARY CASH INVESTMENTS — 1.8%
Federal Home Loan Bank Discount Notes, 0.01%, 7/1/21(5)	8,907,000	8,907,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/15/23 - 10/31/27, valued at $66,318,118), in a joint trading account at 0.01%, dated 6/30/21, due 7/1/21 (Delivery value $65,015,196)		65,015,178
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 2.875%, 11/15/42 - 5/15/43, valued at $110,561,125), at 0.02%, dated 6/30/21, due 7/1/21 (Delivery value $108,393,060)		108,393,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	32,454,473	32,454,473
TOTAL TEMPORARY CASH INVESTMENTS (Cost $214,769,651)		214,769,651
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(6) — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $99,965,053)	99,965,053	99,965,053
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $9,407,190,427)		12,215,114,660
OTHER ASSETS AND LIABILITIES — (0.3)%		(41,715,465)
TOTAL NET ASSETS — 100.0%		$12,173,399,195

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
Linde plc	104	Put	$270.00	7/16/21	$3,006,640	$(7,475)	$(5,720)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	11,931,124	USD	13,006,090	Morgan Stanley	9/30/21	$(80,592)
USD	515,573,776	CHF	473,033,784	Morgan Stanley	9/30/21	3,115,973
USD	509,102,028	EUR	426,805,409	Goldman Sachs & Co.	9/30/21	2,087,049
USD	74,515,170	JPY	8,241,228,720	Bank of America N.A.	9/30/21	276,613
USD	2,832,207	JPY	313,791,030	Bank of America N.A.	9/30/21	5,518
USD	3,298,115	JPY	364,327,920	Bank of America N.A.	9/30/21	16,180
USD	19,519,528	SEK	166,185,747	UBS AG	9/30/21	84,712
						$5,505,453

NOTES TO SCHEDULE OF INVESTMENTS
CHF	-	Swiss Franc
EUR	-	Euro
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $96,652,942. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Equity-linked debt security. The aggregated value of these securities at the period end was $235,910,981, which represented 1.9% of total net assets.
(4)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $266,152,297, which represented 2.2% of total net assets. Of these securities, 0.2% of total net assets were deemed illiquid under policies approved by the Board of Directors.
(5)The rate indicated is the yield to maturity at purchase.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $101,115,213, which includes securities collateral of $1,150,160.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Auto Components	—	27,012,341	—
Automobiles	—	61,102,411	—
Building Products	—	21,094,492	—
Chemicals	288,993,322	115,464,141	—
Electrical Equipment	500,087,793	23,756,502	—
Food and Staples Retailing	337,572,971	89,151,307	—
Food Products	271,326,521	194,790,443	—
Oil, Gas and Consumable Fuels	426,396,763	108,643,520	—
Personal Products	—	234,430,765	—
Pharmaceuticals	615,049,292	334,165,469	—
Other Industries	6,501,447,456	—	—
Preferred Stocks	—	1,133,170,798	—
Convertible Bonds	—	361,897,122	—
Convertible Preferred Stocks	—	186,437,419	—
Exchange-Traded Funds	45,357,072	—	—
Corporate Bonds	—	23,032,036	—
Temporary Cash Investments	32,454,473	182,315,178	—
Temporary Cash Investments - Securities Lending Collateral	99,965,053	—	—
	9,118,650,716	3,096,463,944	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	5,586,045	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	80,592	—
Written Options Contracts	5,720	—	—
	5,720	80,592	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2021 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Capitol Federal Financial, Inc.	$105,799	—	$737	$(11,833)	$93,229	7,914	$239	$3,838
ONE Gas, Inc.	238,361	$554	920	(9,874)	228,121	3,078	1,404	1,785
	$344,160	$554	$1,657	$(21,707)	$321,350	10,992	$1,643	$5,623

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.